Note 5 - Revenue (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 04, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 10, 2026	Nov. 04, 2025	Jan. 12, 2024
Revenues		$ 39,227,000	$ 20,876,000	$ 237,258,000	$ 28,700,000
Income Tax Expense (Benefit)		29,000	95,000	$ 476,000	260,000
The 2024 ASPR-BARDA Contract [Member]
Deferred Revenue, Current		$ 0	0
Government Assistance, Award Amount								$ 9,300,000
Income Tax Jurisdiction, Foreign [Member] | National Tax Agency, Japan [Member]
Royalty Withholding Tax		5.00%		5.00%
Income Tax Expense (Benefit)		$ 2,000	79,000	$ 100,000	200,000
License Agreement and Purchase Agreement [Member]
Revenues				10,800,000
Deferred Revenue		12,200,000		15,000,000
Deferred Revenue, Current		11,700,000		13,000,000
License Agreement, Fee To Be Received	$ 25,000,000						$ 25,000,000
License Agreement, Stock To Be Purchased, Amount	5,000,000						5,000,000
License Agreement, Consideration							$ 50,000,000
License Agreement, Total Transaction Price	25,800,000
License Agreement, Premium	800,000
License Agreement, Total Transaction Costs	25,800,000
Deferred Revenue, Noncurrent		$ 400,000		$ 2,000,000
Royalty [Member] | Daiichi Sankyo Collaberation and License Agreement [Member]
Royalty Percentage		4.00%		4.00%
Non Cash Royalty Revenue [Member]
Revenues		$ 42,000	1,579,000	$ 1,929,000	3,842,000
Non Cash Royalty Revenue [Member] | Daiichi Sankyo Collaberation and License Agreement [Member]
Revenues		42,000	1,600,000	1,900,000	3,800,000
Government Contract [Member]
Revenues		36,370,000	19,297,000	224,516,000	24,858,000
Unbilled Contracts Receivable		50,400,000		36,800,000	6,200,000
Deferred Revenue				100,000
Deferred Revenue, Current		23,000		68,000	65,400,000
Government Contract [Member] | The 2024 ATI-RRPV Contract [Member]
Revenues			800,000	223,900,000	16,200,000
Deferred Revenue, Current		23,000		68,000	64,800,000
Government Contract, Amount, Authorized Milestones				316,100,000
Government Contract, Award Amount, Initial Award Fixed Fee						$ 67,900,000
Government Contract [Member] | The 2024 ATI-RRPV Contract [Member] | Subsequent Event [Member]
Government Contract, Award Amount, Allotted and Available						316,000,000
Government Contract, Award Amount, Initial Award Fixed Fee						67,900,000
Government Contract, Additional Funding Possible						$ 144,700,000
Government Contract [Member] | The 2024 ATI-RRPV Contract [Member] | Maximum [Member]
Government Assistance, Award Amount				460,700,000
Government Contract [Member] | The 2024 ASPR-BARDA Contract [Member]
Revenues		0	0	600,000	8,700,000
Deferred Revenue, Current					600,000
Government Contract [Member] | Cost-plus-fixed-fee [Member] | The 2024 ATI-RRPV Contract [Member]
Revenues		36,400,000	19,300,000	158,400,000
Government Contract [Member] | Firm Fixed-price Milestone [Member] | The 2024 ATI-RRPV Contract [Member]
Revenues			18,500,000	65,500,000
Election Payment [Member] | License Agreement and Purchase Agreement [Member] | Maximum [Member]
Revenues	$ 50,000,000
License [Member]
Revenues				8,705,000	0
License [Member] | License Agreement and Purchase Agreement [Member]
Revenues				8,700,000
Collaboration Revenue [Member]
Revenues		2,815,000	$ 0	2,108,000	0
Deferred Revenue, Current		11,716,000		12,952,000	0
Deferred Revenue, Noncurrent		445,000		2,024,000	$ 0
Collaboration Revenue [Member] | License Agreement and Purchase Agreement [Member]
Revenues		$ 2,800,000		$ 2,100,000